John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 95.1%		$3,238,818,059
(Cost $2,860,075,678)
Austria 0.5%		17,692,701
ANDRITZ AG	276,188	17,692,701
Belgium 0.2%		7,979,130
Azelis Group NV	421,198	7,979,130
Bermuda 2.8%		96,705,221
Everest Group, Ltd.	143,512	56,381,559
Hiscox, Ltd.	2,469,194	40,323,662
Brazil 0.6%		21,633,264
Banco do Brasil SA	4,608,700	21,633,264
Canada 6.9%		233,339,950
Allied Gold Corp. (A)(B)	5,169,653	12,244,063
Capstone Copper Corp. (A)	1,186,136	7,972,580
Cenovus Energy, Inc.	3,438,293	69,281,361
Kinross Gold Corp.	7,731,768	70,281,164
MEG Energy Corp. (A)	1,000,777	20,738,225
Teck Resources, Ltd., Class B	1,077,563	52,822,557
China 0.8%		28,858,427
Alibaba Group Holding, Ltd.	2,932,700	28,858,427
Finland 1.3%		45,921,602
Fortum OYJ	2,986,381	45,921,602
France 9.2%		314,298,880
Airbus SE	130,236	19,708,209
AXA SA	604,768	21,233,327
BNP Paribas SA	986,116	67,562,581
Capgemini SE	218,241	43,326,006
Eurazeo SE	283,494	22,303,984
Imerys SA	443,288	15,061,568
Rexel SA	780,719	19,835,677
SPIE SA	1,328,416	51,349,834
Technip Energies NV	581,768	14,821,422
Vallourec SACA (A)	2,418,029	39,096,272
Germany 6.1%		208,717,550
Commerzbank AG	3,002,934	48,955,305
Evonik Industries AG	2,609,960	52,856,179
Infineon Technologies AG	1,543,983	53,635,191
Siemens AG	290,943	53,270,875
Ireland 1.5%		51,970,925
AIB Group PLC	6,364,681	36,508,392
Ryanair Holdings PLC, ADR	152,641	15,462,533
Italy 2.3%		77,237,544
Enel SpA	7,639,283	54,538,246
Iveco Group NV	2,210,438	22,699,298
Japan 14.5%		493,236,732
Asahi Group Holdings, Ltd.	2,327,600	85,686,410
Fuji Electric Company, Ltd.	423,000	23,792,438
Honda Motor Company, Ltd.	3,232,400	34,536,826
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Post Holdings Company, Ltd.	1,388,400	$14,703,805
Kansai Paint Company, Ltd.	2,432,800	39,954,863
Keisei Electric Railway Company, Ltd.	413,100	12,355,441
Mitsubishi Chemical Group Corp.	7,075,500	41,789,642
Mitsubishi Electric Corp.	2,949,500	49,143,914
Mitsubishi Heavy Industries, Ltd.	1,640,200	19,659,575
Renesas Electronics Corp.	847,800	14,602,399
Ryohin Keikaku Company, Ltd.	1,559,409	29,406,980
Sony Group Corp.	506,800	45,013,287
Sugi Holdings Company, Ltd.	898,800	15,530,353
Sumitomo Mitsui Financial Group, Inc.	313,500	22,638,753
Suzuken Company, Ltd.	563,800	20,547,033
Suzuki Motor Corp.	2,077,500	23,875,013
Jordan 0.6%		20,345,015
Hikma Pharmaceuticals PLC	832,115	20,345,015
Luxembourg 0.6%		19,748,010
Tenaris SA	1,244,608	19,748,010
Netherlands 4.1%		138,506,596
Aalberts NV	603,207	23,065,237
Euronext NV (C)	425,177	42,986,712
ING Groep NV	3,159,947	57,356,094
Stellantis NV	906,652	15,098,553
Singapore 0.9%		29,352,723
Genting Singapore, Ltd.	46,191,800	29,352,723
South Korea 7.8%		264,697,714
Hana Financial Group, Inc.	615,003	29,137,649
Hankook Tire & Technology Company, Ltd.	292,091	9,538,446
KB Financial Group, Inc.	471,200	30,461,240
KT Corp.	1,035,266	30,148,403
Kumho Petrochemical Company, Ltd.	192,336	19,509,038
Samsung C&T Corp.	177,141	20,176,706
Samsung Electronics Company, Ltd.	2,038,949	125,726,232
Spain 0.5%		16,717,479
Bankinter SA	1,957,215	16,717,479
Switzerland 6.1%		206,218,082
Glencore PLC	2,970,712	16,483,950
Novartis AG	1,036,251	115,674,469
Sandoz Group AG	1,707,496	74,059,663
United Kingdom 24.4%		830,484,301
AstraZeneca PLC	532,954	84,670,565
BAE Systems PLC	3,980,631	66,389,175
Barratt Developments PLC	6,551,612	44,333,895
Beazley PLC	8,480,122	74,535,824
BP PLC	4,645,351	27,459,092
Coca-Cola Europacific Partners PLC	470,788	34,730,031
Endeavour Mining PLC (B)	942,529	20,739,529
GSK PLC	1,552,018	30,138,196
IMI PLC	1,820,696	44,346,398
Informa PLC	2,451,194	27,392,444
NatWest Group PLC	13,706,145	65,028,408
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
Nomad Foods, Ltd.	1,350,922	$25,816,119
Shell PLC	1,549,908	56,515,461
Smith & Nephew PLC	1,679,300	24,203,374
SSE PLC	2,986,858	72,287,084
Tesco PLC	10,162,648	43,338,180
The Weir Group PLC	2,066,617	53,948,440
WH Smith PLC	2,034,224	34,612,086
United States 3.4%		115,156,213
CRH PLC	1,014,085	86,254,806
Peabody Energy Corp.	1,301,279	28,901,407

	Yield (%)	Shares	Value
Short-term investments 5.4%			$182,234,627
(Cost $182,234,461)
Short-term funds 5.4%			182,234,627
Fidelity Government Portfolio, Institutional Class	5.2543(D)	181,297,627	181,297,627
John Hancock Collateral Trust (E)	5.4652(D)	93,701	937,000

Total investments (Cost $3,042,310,139) 100.5%	$3,421,052,686
Other assets and liabilities, net (0.5%)	(15,344,226)
Total net assets 100.0%	$3,405,708,460

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $895,273.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Financials	19.6%
Industrials	15.3%
Materials	12.8%
Health care	10.9%
Consumer discretionary	8.6%
Energy	8.1%
Information technology	7.0%
Consumer staples	6.0%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	4.9%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$17,692,701	—	$17,692,701	—
Belgium	7,979,130	—	7,979,130	—
Bermuda	96,705,221	$56,381,559	40,323,662	—
Brazil	21,633,264	21,633,264	—	—
Canada	233,339,950	233,339,950	—	—
China	28,858,427	—	28,858,427	—
Finland	45,921,602	—	45,921,602	—
France	314,298,880	—	314,298,880	—
Germany	208,717,550	—	208,717,550	—
Ireland	51,970,925	15,462,533	36,508,392	—
Italy	77,237,544	—	77,237,544	—
Japan	493,236,732	—	493,236,732	—
Jordan	20,345,015	—	20,345,015	—
Luxembourg	19,748,010	—	19,748,010	—
Netherlands	138,506,596	—	138,506,596	—
Singapore	29,352,723	—	29,352,723	—
South Korea	264,697,714	—	264,697,714	—
Spain	16,717,479	—	16,717,479	—
|	5

	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$206,218,082	—	$206,218,082	—
United Kingdom	830,484,301	$81,285,679	749,198,622	—
United States	115,156,213	28,901,407	86,254,806	—
Short-term investments	182,234,627	182,234,627	—	—
Total investments in securities	$3,421,052,686	$619,239,019	$2,801,813,667	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	93,701	$16,004,545	$451,024,179	$(466,099,014)	$6,989	$301	$181,468	—	$937,000
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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